OTHER LONG-TERM LIABILITIES (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Deferred pension liability	CAD 460	CAD 404
Supplemental executive retirement plan	66	62
Stock-based compensation	66	64
Other	21	32
Total other long-term liabilities	CAD 613	CAD 562